CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash information - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents consist of
Cash	$ 9.4	$ 72.8	$ 0.3
Cash equivalents	1.1	1.2	2.1
Total cash and cash equivalents	$ 10.5	$ 74.0	$ 2.4